Stock-based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Option Activity
Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted–Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2025	55,438	$1.90
Granted	—	—
Exercised	(1,650)	0.59
Forfeited	(677)	2.61
Expired	(4)	0.47
Outstanding as of March 31, 2026	53,107	$1.93	6.8	$272,103
Exercisable as of March 31, 2026	35,645	$0.84	5.8	$217,293

Stock option activity under the Company’s equity incentive plan was as follows:

	Options Outstanding
	Number of Options (in thousands)	Weighted–Average Exercise Price	Weighted-Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2024	49,157	$0.60
Granted	11,305	7.10
Exercised	(2,558)	0.56
Forfeited	(1,958)	1.32
Expired	(508)	0.61
Outstanding as of December 31, 2025	55,438	$1.90	7.0	$500,376
Exercisable as of December 31, 2025	34,480	$0.74	6.0	$351,119

Schedule of Fair Value of Stock Options
The fair value of stock options granted was estimated at the grant-date using the Black-Scholes option-pricing model using the following assumptions:

	Year Ended December 31,
	2025	2024	2023
Expected volatility	84.2% - 91.1%	87.0% - 91.9%	59.4%
Expected term (in years)	3.9 - 6.1	5.1 - 6.1	6.0
Risk-free interest rate	3.8% - 4.5%	3.6% - 4.3%	4.2%
Expected dividend yield	—	—	—

Schedule of Nonvested Restricted Stock Units Activity
RSUs activity under the Company's equity incentive plan was as follows:

	Unvested RSUs Outstanding
	Number of RSUs (in thousands)	Weighted–Average Grant-Date Fair Value
Outstanding as of December 31, 2025	2,622	$5.91
Granted	672	8.75
Vested	—	—
Forfeited	(243)	5.97
Outstanding as of March 31, 2026	3,051	$6.53

RSUs activity under the Company's equity incentive plan was as follows:

	Unvested RSUs Outstanding
	Number of RSUs (in thousands)	Weighted–Average Grant-Date Fair Value
Outstanding as of December 31, 2024	—	$—
Granted	2,624	5.91
Vested	—	—
Forfeited	(2)	5.91
Outstanding as of December 31, 2025	2,622	$5.91

Schedule of Total Stock-Based Compensation
Total stock-based compensation recorded in the Company’s condensed consolidated statements of operations and comprehensive income (loss) was as follows (in thousands):

	Three Months Ended March 31,
	2026	2025
Research and development	$2,442	$1,185
General and administrative	3,039	482
Truck and freight operations	168	143
Sales and marketing	375	68
Total stock-based compensation	$6,024	$1,878

Total stock-based compensation recorded in the Company’s consolidated statements of operations and comprehensive loss was as follows (in thousands):

	Year Ended December 31,
	2025	2024	2023
Research and development	$7,405	$3,482	$3,270
General and administrative	10,104	1,405	1,658
Truck and freight operations	477	209	182
Sales and marketing	1,096	454	289
Total stock-based compensation	$19,082	$5,550	$5,399